Document and Entity Information	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	RMG Acquisition Corp. III
Entity Central Index Key	0001838108
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false